Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000032337
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Haverford Quality Growth Stock Fund
Without Sales Load [Member] | C000032337
Average Annual Return [Line Items]
Average Annual Return, Percent		13.58%	12.91%	10.91%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	17.64%	14.64%
NASDAQ Dividend Achievers Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Dividend Achievers Select Total Return Index (USD)
Average Annual Return, Percent		14.88%	14.05%	13.09%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.